Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Contract Balances
Trade receivables	¥ 98,774	¥ 57,219	¥ 36,006	$ 13,532
Contract liabilities	76,579	103,374	110,159	$ 10,491
Contract assets	0	0
Revenue recognized included in the contract liability	¥ 95,918	¥ 102,877	¥ 118,960
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true